Allowance for Credit Losses - Allowance by Portfolio Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan and lease losses, January 1	$ 14,419	$ 17,428	$ 24,179
Loans and leases charged off	(6,105)	(7,026)	(10,369)
Recoveries of loans and leases previously charged off	1,767	2,643	2,472
Net charge-offs	(4,338)	(4,383)	(7,897)
Provision for loan and lease losses	3,043	2,231	3,574
Other	(82)	(47)	(92)
Allowance for loan and lease losses, December 31	12,234	14,419	17,428
Reserve for unfunded lending commitments, January 1	14,947	17,912
Provision for unfunded lending commitments	3,161	2,275	3,556
Reserve for unfunded lending commitments, December 31	12,880	14,947	17,912
Allowance for credit losses	14,947	17,912	17,912
Unfunded loan commitments
Allowance for Loan and Lease Losses [Roll Forward]
Other			(11)
Reserve for unfunded lending commitments, January 1	528	484	513
Provision for unfunded lending commitments	118	44	(18)
Reserve for unfunded lending commitments, December 31	646	528	484
Allowance for credit losses	528	484	513
Purchased Credit-impaired
Allowance for Loan and Lease Losses [Roll Forward]
Loans and leases charged off	(808)	(810)	(2,336)
Provision for loan and lease losses	(40)	(31)	(707)
Reserve for unfunded lending commitments, January 1	1,652	2,500
Reserve for unfunded lending commitments, December 31	804	1,652	2,500
Allowance for credit losses	1,652	2,500	2,500
Consumer Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan and lease losses, January 1	5,935	8,518	14,933
Loans and leases charged off	(1,841)	(2,219)	(3,766)
Recoveries of loans and leases previously charged off	732	1,426	879
Net charge-offs	(1,109)	(793)	(2,887)
Provision for loan and lease losses	(70)	(976)	(1,124)
Other	(34)	(4)	(68)
Allowance for loan and lease losses, December 31	3,914	5,935	8,518
Reserve for unfunded lending commitments, January 1	5,935	8,518
Reserve for unfunded lending commitments, December 31	3,914	5,935	8,518
Allowance for credit losses	5,935	8,518	8,518
Consumer Real Estate | Unfunded loan commitments
Allowance for Loan and Lease Losses [Roll Forward]
Other			0
Reserve for unfunded lending commitments, January 1	0	0	0
Provision for unfunded lending commitments	0	0	0
Reserve for unfunded lending commitments, December 31	0	0	0
Allowance for credit losses	0	0	0
Consumer Real Estate | Purchased Credit-impaired
Allowance for Loan and Lease Losses [Roll Forward]
Loans and leases charged off	(808)	(810)	(2,336)
Reserve for unfunded lending commitments, January 1	1,652
Reserve for unfunded lending commitments, December 31	804	1,652
Allowance for credit losses	1,652	1,652
Credit card and other consumer
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan and lease losses, January 1	4,047	4,905	6,140
Loans and leases charged off	(3,620)	(4,149)	(5,495)
Recoveries of loans and leases previously charged off	813	871	1,141
Net charge-offs	(2,807)	(3,278)	(4,354)
Provision for loan and lease losses	2,278	2,458	3,139
Other	(47)	(38)	(20)
Allowance for loan and lease losses, December 31	3,471	4,047	4,905
Reserve for unfunded lending commitments, January 1	4,047	4,905
Reserve for unfunded lending commitments, December 31	3,471	4,047	4,905
Allowance for credit losses	4,047	4,905	4,905
Credit card and other consumer | Unfunded loan commitments
Allowance for Loan and Lease Losses [Roll Forward]
Other			0
Reserve for unfunded lending commitments, January 1	0	0	0
Provision for unfunded lending commitments	0	0	0
Reserve for unfunded lending commitments, December 31	0	0	0
Allowance for credit losses	0	0	0
Credit card and other consumer | Purchased Credit-impaired
Allowance for Loan and Lease Losses [Roll Forward]
Loans and leases charged off	0	0	0
Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan and lease losses, January 1	4,437	4,005	3,106
Loans and leases charged off	(644)	(658)	(1,108)
Recoveries of loans and leases previously charged off	222	346	452
Net charge-offs	(422)	(312)	(656)
Provision for loan and lease losses	835	749	1,559
Other	(1)	(5)	(4)
Allowance for loan and lease losses, December 31	4,849	4,437	4,005
Reserve for unfunded lending commitments, January 1	4,965	4,489
Reserve for unfunded lending commitments, December 31	5,495	4,965	4,489
Allowance for credit losses	4,965	4,489	4,489
Commercial | Unfunded loan commitments
Allowance for Loan and Lease Losses [Roll Forward]
Other			(11)
Reserve for unfunded lending commitments, January 1	528	484	513
Provision for unfunded lending commitments	118	44	(18)
Reserve for unfunded lending commitments, December 31	646	528	484
Allowance for credit losses	528	484	513
Commercial | Purchased Credit-impaired
Allowance for Loan and Lease Losses [Roll Forward]
Loans and leases charged off	$ 0	$ 0	$ 0